Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 581,000
Previously Paid Amount	0.00
Total Fee Amount	88.95
Total Offset Amount	0.00
Net Fee	88.95
Narrative - Max Aggregate Offering Price	$ 581,000
Final Prospectus	true